Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Note 7. Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Salaries and related costs	$27,257	$21,387
CARES Act funds (1)	18,179	21,031
Accrued professional fees	4,574	2,049
Credit balance due to patients and payors	4,240	9,635
Revenue cycle management costs	1,075	2,469
Transaction-related costs (2)	349	2,547
Transaction-related amount due to former owners (3)	—	3,611
Other payables and accrued expenses	8,910	7,961

Total	$64,584	$70,690

(1)	Includes current portion of MAAPP funds received and deferred employer Social Security tax payments.
(2)	Represents costs related to public readiness initiatives and corporate transactions.
(3)	Represents the amount due to former owners related to the Company’s utilization of net operating loss carryforwards generated prior to its acquisition of ATI Holdings Acquisition, Inc.